Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - JPY (¥) ¥ in Millions	Sep. 30, 2017	Mar. 31, 2017
Statement of Financial Position [Abstract]
Trading account assets pledged that secured parties are permitted to sell or repledge	¥ 7,019,727	¥ 6,175,242
Trading account assets measured at fair value under fair value option	17,267,604	14,957,135
Available-for-sale securities pledged that secured parties are permitted to sell or repledge	7,390,850	11,133,433
Held-to-maturity securities pledged that secured parties are permitted to sell or repledge	687,931	446,146
Held-to-maturity securities, Fair value	3,277,809	3,637,751
Loans, net of unearned income, unamortized premiums and deferred loan fees, pledged that secured parties are permitted to sell or repledge	947,100	1,010,730
Due to trust account and other short-term borrowings measured at fair value under fair value option	224,779	112,424
Long-term debt measured at fair value under fair value option	¥ 348,196	¥ 377,423
Common stock, authorized	33,000,000,000	33,000,000,000
Common stock, issued	14,027,694,920	14,168,853,820
Common stock, stated value
Treasury stock, shares	737,911,321	739,564,216